Revenue and expenses (Schedule of detailed information about employee benefits expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue And Expenses [Line Items]
Current employee benefits	$ 184,100	$ 202,694
Profit-sharing plan expense	22,002	2,708
Share-based payments	2,064	12,145
Employee share purchase plan	1,941	1,933
Defined benefit plans	9,737	11,433
Defined contribution plans	2,097	2,061
Post-employment plan curtailment	(2,384)	0
Past service costs	0	4,989
Post-employment plan attribution changes	(3,179)	0
Other post-retirement employee benefits	8,894	7,526
Termination benefits	5,092	470
Employee benefits expense	230,364	245,959
Stock Options [Member]
Revenue And Expenses [Line Items]
Share-based payments	1,848	1,919
Restricted Share Unit [Member]
Revenue And Expenses [Line Items]
Share-based payments	2,076	5,385
Deferred Share Unit [Member]
Revenue And Expenses [Line Items]
Share-based payments	(849)	1,459
Performance Share Unit [Member]
Revenue And Expenses [Line Items]
Share-based payments	$ (1,011)	$ 3,382